Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000005562 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000005562 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000005562 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000005562 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005562 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005562 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005562 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005562 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000005562 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000005562 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000005562 | Genl Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000005562 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000005562 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005562 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005562 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005562 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005562 | Other
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000117196 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000117196 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000117196 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000117196 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000117196 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000117196 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000117196 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000117196 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000117196 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000117196 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000117196 | Genl Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000117196 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000117196 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000117196 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000117196 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000117196 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000117196 | Other
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000177206 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000177206 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000177206 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000177206 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000177206 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000177206 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000177206 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000177206 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000177206 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000177206 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000177206 | Genl Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000177206 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000177206 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000177206 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000177206 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000177206 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000177206 | Other
Holdings [Line Items]
Percent of Net Asset Value	18.30%